Financial assets and liabilities at fair value through profit or loss (Details Text) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Details Text [Abstract]
Financial instruments pledged as collateral classified as "Financial assets at fair value through profit or loss"	R$ 8,040,216	R$ 6,481,098
Pledged As Collateral For Liabilities	6,252,632	6,220,609
Unrealized net gains/ (losses) included in securities and trading securities	1,386,484	(1,066,594)
Net variation in unrealized gains/ (losses) from securities and trading securities	R$ 2,453,078	R$ 3,679,294